Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Sep. 30, 2012 Customers	Sep. 30, 2011 Customers	Sep. 30, 2010
Summary of Significant Accounting Policies (Textual) [Abstract]
Dividend declared	$ 0.13	$ 0.13
Authorized first quarterly cash dividend payment		$ 21,120
Revenue from third-party sales		Less than 10%	Less than 10%	Less than 10%
Number of customers with an accounts receivable balance of 10% or more of total accounts receivable		2	2
Percentage threshold for concentration of credit risk, accounts receivable disclosure		10.00%	10.00%
Aggregate accounts receivable of 10% or more of total accounts receivable		28.00%	35.30%
Concentration of credit risk, accounts receivable		As of September 30, 2012, the Company had two customer, including their subsidiaries, with accounts receivable balance of 10% or more of total accounts receivable, aggregating 28.0%, which was lower than their respective portion of total revenue.	As of September 30, 2011, the Company had two customers, including their subsidiaries, with accounts receivable balance of 10% or more of total accounts receivable, aggregating 35.3%, which was lower than their respective portion of total revenue.
Dividends payable date declared	Nov. 06, 2012	Jul. 31, 2012
Dividend payable date to be paid	Jan. 18, 2013	Oct. 19, 2012
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets		3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets		10 years	10 years